NON-CONTROLLING INTERESTS	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NON-CONTROLLING INTERESTS

23.	NON-CONTROLLING INTERESTS

The changes to the non-controlling interest for the two months ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021, and are as follows:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Balance, beginning of year	983,717	2,006,479	2,033,986	(33,383)
Non-controlling interest’s 13% share of GR Michigan	-	-	-	5,743
Non-controlling interest’s 100% share of Canopy	29,607	(129,279)	(27,507)	2,065,718
Acquisition of 87% of Canopy	-	(893,483)	-	-
Balance, end of year	1,013,324	983,717	2,006,479	2,033,986

23.1	Non-controlling interest in GR Michigan

The following is summarized financial information for GR Michigan:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Current assets	-	-	-	1,453
Non-current assets	-	-	-	-
Current liabilities	-	-	-	-
Non-current liabilities	-	-	-	-
Net loss for the year	-	-	-	48,867

Nine percent (9%) of GR Michigan is owned by officers and directors of the Company; this ownership is pursuant to an agreement that included their loans made to GR Michigan (Note 17.4), and 4% of GR Michigan owned by a third party. The total non-controlling ownership, including ownership by officers and directors, is 13%.

23.2	Non-controlling interest in Canopy

The following is summarized financial information for Canopy, reflecting consolidation of Golden Harvests, of which Canopy is a 60% owner:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Current assets	4,521,194	4,192,902	3,200,701	3,093,330
Non-current assets	4,390,297	4,016,860	3,741,309	4,023,521
Current liabilities	2,275,147	2,048,167	2,337,695	1,708,330
Non-current liabilities	560,425	253,340	715,461	1,225,804
Advances due to parent	-	-	-	530,020
Net income (loss) for the year	29,607	(129,279)	(27,507)	2,196,479

In January of 2023, GR Unlimited exercised its option to acquire 87% of the membership units of Canopy from the CEO. Prior to this, ninety-six percent (96%) of Canopy was owned by officers and directors of the Company, and four percent (4%) was owned by a third party. Ownership by officers and directors, excluding the CEO, was pursuant to agreements which caused their ownership of Canopy to be equal to their ownership in GR Michigan (Note 23.2), which total 3.5%. The CEO owned 92.5% of Canopy, which was analogous to the CEO’s 5.5% ownership of GR Michigan, and an additional 87% of Canopy, which was and is equal to the Company’s 87% ownership of GR Michigan. Following GR Unlimited’s acquisition of 87% of the membership units of Canopy in January of 2023, Canopy became owned 87% by GR Unlimited; 7.5% by officers and directors; and 5.5% by the CEO.